STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Preferred Class A [Member]
Balances at Jan. 22, 2012	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jan. 22, 2012		0			0
Issuance of Ordinary shares to founders	0	20	(20)	0	0
Issuance of Ordinary shares to founders (in shares)		7,551,427			0
Issuance of Preferred A shares, net ($0.53 per share)	295	0	294	0	1
Issuance of Preferred A shares, net ($0.53 per share) (in shares)		0			566,357
Share based compensation	9	0	9	0
Loss	(229)	0	0	(229)	0
Balance at Dec. 31, 2012	75	20	283	(229)	1
Balance (in shares) at Dec. 31, 2012		7,551,427			566,357
Conversion of Preferred A shares into Ordinary shares	0	1	0	0	(1)
Conversion of Preferred A shares into Ordinary shares (in shares)		566,357			(566,357)
Deemed Dividend	0	0	26	(26)	0
Issuance of Ordinary shares, net ($0.95 per share)	991	3	988	0	0
Issuance of Ordinary shares, net ($0.95 per share) (in shares)		1,065,083			0
Share based compensation	254	0	254	0	0
Loss	(1,145)	0	0	(1,145)	0
Balance at Dec. 31, 2013	175	24	1,551	(1,400)	0
Balance (in shares) at Dec. 31, 2013		9,182,867			0
Issuance of Ordinary shares, net ($0.95 per share)	1,012	3	1,009	0	0
Issuance of Ordinary shares, net ($0.95 per share) (in shares)		1,065,076			0
Issuance of Ordinary shares upon private placement, net ($6.07 per share)	4,368	3	4,365	0	0
Issuance of Ordinary shares upon private placement, net ($6.07 per share) (in shares)		782,537			0
Issuance of Ordinary shares upon initial public offering net ($11 per share)	31,405	9	31,396	0	0
Issuance of Ordinary shares upon initial public offering net ($11 per share) (in shares)		3,200,000			0
Share based compensation	736	0	736	0	0
Loss	(7,022)	0	0	(7,022)	0
Balance at Dec. 31, 2014	$ 30,674	$ 39	$ 39,057	$ (8,422)	$ 0
Balance (in shares) at Dec. 31, 2014		14,230,480			0